Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Acquisitions

3. Acquisitions

The Company uses the acquisition method of accounting, which is based on ASC, Business Combinations (Topic 805), and uses the fair value concepts which requires, among other things, that most assets acquired, and liabilities assumed be recognized at their fair values as of the acquisition date.

Teneology, Inc. – On January 11, 2023, the Company entered into an asset purchase agreement with Teneology, Inc., (“Teneology”) pursuant to which it acquired certain assets (consisting of the RoadFood media business, including digital and television assets; the Moveable Feast media business, including digital and television assets; the Fexy-branded content studio business; and the MonkeySee YouTube Channel media business, collectively “Fexy Studios”), for a purchase price of $3,307. The purchase price consisted of the following: (1) $500 cash paid at closing (including an advance payment of $250 prior to closing); (2) $75 deferred cash payments due in three equal installments of $25 on March 1, 2023 (paid), April 1, 2023 (paid) and May 1, 2023 (paid); (3) $200 deferred cash payment due on the first anniversary of the closing date, subject to certain indemnity provisions (not paid in January 2024); and (4) the issuance of 274,692 shares of the Company’s common stock, subject to certain lock-up provisions, with a fair value of $2,000 on the transaction closing date (fair value was determined based on an independent appraisal); and which was subject to a put option under certain conditions (the “contingent consideration”) with a final vesting date of January 11, 2024 (further details for (3) and (4) are provided in Note 9). The number of shares of the Company’s common stock issued was determined based on a $2,225 value using the common stock trading price on the day immediately preceding the January 11, 2023 closing date (on the closing date the common stock trading price was $7.94 per share). The agreement also provided for a cash retention pool for certain employees of $300, subject to vesting over three years upon continued employment and other conditions.

The composition of the purchase price is as follows:

Cash	$500
Common stock	2,000
Contingent consideration	561
Deferred cash payments, as discounted	246
Total purchase consideration	$3,307

The Company accounted for the asset acquisition as a business combination in accordance with ASC 805 since the acquisition met the definition of a business under the applicable guidance.

The Company incurred $99 in transaction costs related to the acquisition, which primarily consisted of legal and accounting expenses. The acquisition-related expenses were recorded in general and administrative expenses on the condensed consolidated statements of operations.

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Advertiser relationships	$663
Brand names	659
Goodwill	1,985
Net assets acquired	$3,307

The Company utilized an independent appraisal firm to assist in the determination of the fair values of the assets acquired and liabilities assumed, which required certain significant management assumptions and estimates. The fair value of the advertiser relationships were valued using the excess earnings method of the income approach and the brand names were valued using the relief-from-royalty method of the income approach. The estimated useful life is fifteen years (15.0 years) for the advertiser relationships and twelve years (12.0 years) for the brand names.

The excess-of purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents goodwill from the acquisition. Goodwill is recorded as a non-current asset that is not amortized but is subject to an annual review for impairment. The Company expects $1,678 of goodwill to be deductible for tax purposes.

Further details are provided under the heading Intangible Assets in Note 4 related to an impairment of intangible assets (i.e., the advertiser relationships and brand names).

Supplemental Pro forma Information

The pro forma disclosures have been deemed impracticable for this acquisition since after making reasonable efforts the Company is unable to accept assumptions made by Teneology. The Company has determined, based on the information provided by Teneology and made available to the Company, that the earnings from the prior periods could not be verified since the acquisition only included certain activities of Teneology and financial statements were not available. In this regard, the Company: (1) made reasonable effort to obtain certain financial results of the certain activities but Teneology was unable to comply with this request; and (2) the presentation of the pro forma results and the assumptions made by Teneology management were unable to be independently substantiated.

4. Acquisitions and Dispositions

The Company uses the acquisition method of accounting, which is based on ASC, Business Combinations (Topic 805), and uses the fair value concepts which requires, among other things, that most assets acquired, and liabilities assumed be recognized at their fair values as of the acquisition date.

2023 Acquisition

Teneology, Inc. – On January 11, 2023, the Company entered into an asset purchase agreement with Teneology, Inc., (“Teneology”) pursuant to which it acquired certain assets (consisting of the RoadFood media business, including digital and television assets; the Moveable Feast media business, including digital and television assets; the Fexy-branded content studio business; and the MonkeySee YouTube Channel media business, collectively “Fexy Studios”), for a purchase price of $3,307. The purchase price consisted of the following: (1) $500 cash paid at closing (including an advance payment of $250 prior to closing); (2) $75 deferred cash payments due in three equal installments of $25 on March 1, 2023 (paid), April 1, 2023 (paid) and May 1, 2023 (paid); (3) $200 deferred cash payment due on the first anniversary of the closing date, subject to certain indemnity provisions (not paid in January 2024, further details are provided under the heading Fexy Put Option in Note 28); and (4) the issuance of 274,692 shares of the Company’s common stock, subject to certain lock-up provisions, with a fair value of $2,000 on the transaction closing date (fair value was determined based on an independent appraisal); and which is subject to a put option under certain conditions (the “contingent consideration”) (as further described below in Note 17). The number of shares of the Company’s common stock issued was determined based on a $2,225 value using the common stock trading price on the day immediately preceding the January 11, 2023 closing date (on the closing date the common stock trading price was $7.94 per share). The agreement also provided for a cash retention pool for certain employees of $300, subject to vesting over three years upon continued employment and other conditions.

The composition of the purchase price is as follows:

Cash	$500
Common stock	2,000
Contingent consideration	561
Deferred cash payments, as discounted	246
Total purchase consideration	$3,307

The Company accounted for the asset acquisition as a business combination in accordance with ASC 805 since the acquisition met the definition of a business under the applicable guidance.

The Company incurred $99 in transaction costs related to the acquisition, which primarily consisted of legal and accounting expenses. The acquisition-related expenses were recorded in general and administrative expenses on the consolidated statements of operations.

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Advertiser relationships	$663
Brand names	659
Goodwill	1,985
Net assets acquired	$3,307

The Company utilized an independent appraisal firm to assist in the determination of the fair values of the assets acquired and liabilities assumed, which required certain significant management assumptions and estimates. The fair value of the advertiser relationships were valued using the excess earnings method of the income approach and the brand names were valued using the relief-from-royalty method of the income approach. The estimated useful life is fifteen years (15.0 years) for the advertiser relationships and twelve years (12.0 years) for the brand names.

The excess-of purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents goodwill from the acquisition. Goodwill is recorded as a non-current asset that is not amortized but is subject to an annual review for impairment. The Company expects $1,678 of goodwill to be deductible for tax purposes.

Supplemental Pro Forma Information

The pro forma disclosures have been deemed impracticable for this acquisition since after making reasonable efforts the Company is unable to accept assumptions made by Teneology. The Company has determined, based on the information provided by Teneology and made available to the Company, that the earnings from the prior periods could not be verified since the acquisition only included certain activities of Teneology and financial statements were not available. In this regard, the Company: (1) made reasonable effort to obtain certain financial results of the certain activities but Teneology was unable to comply with this request; and (2) the presentation of the pro forma results and the assumptions made by Teneology management were unable to be independently substantiated.

2023 Disposition

On November 17, 2023, the Company sold certain assets related to one of Parade’s business components known as Athlon Outdoors for cash proceeds of $1,061 ($1,000 sale price (with a target working capital of $272) plus a preliminary working capital adjustment of $61), as further reduced by a final working capital adjustment of $153, as reflected in accrued expenses and other on the consolidated balance sheets, resulting in a final sale price of $908. In connection with the sale, the Company disposed of certain advertiser relationships and trade name relating to that business component with a carrying value of $639 and $172, respectively, along with the accounts receivable and accounts payable of the business component of $453 and $31, respectively, resulting in a recognized loss on sale of assets of $325 as reflected on the consolidated statements of operations.

2022 Acquisitions

Athlon Holdings, Inc. - On April 1, 2022, the Company acquired 100% of the issued and outstanding capital stock of Athlon Holdings, Inc. (or Parade), a Tennessee corporation, for a purchase price of $15,854, as adjusted for the working capital adjustment as of the closing date of the transaction. The working capital adjustment is pending acceptance by the sellers (further details are provided in Note 27). As a part of the closing consideration, the Company also acquired cash of $1,840, that was further adjusted post-closing for the working capital adjustment. The purchase price of $15,854, as discounted, is comprised of (i) a cash portion of $12,827, with $11,840 paid at closing and $987 estimated to be paid post-closing (as further described below) and (ii) the issuance of 314,103 shares of the Company’s common stock with a fair market value of $3,141. The number of shares of the Company’s common stock issued was determined based on a $3,000 value using the common stock trading price for the 10 trading days preceding the April 1, 2022 closing date. Certain of Parade’s key employees entered into either advisory agreements or employment agreements with the Company. Parade operates in the United States.

The amount estimated to be paid post-closing of $987 will be or was paid as follows: (i) $742 is expected to be paid upon receipts of certain tax refunds due to the sellers (consisting of $3,000 for the deferred cash payments, as discounted, less a $2,258 cash adjustment); and (ii) $245 was paid within two business days from the date the Company received proceeds from the sale of the equity interest in Just Like Falling Off a Bike, LLC that was held by Parade as of the closing date (paid on April 7, 2022).

The Company received a final valuation report from a third party valuation firm after the preliminary purchase price was adjusted during the quarterly period ended September 30, 2022. After considering the results of the final valuation report, the Company estimated that the purchase consideration decreased by $321. The decrease in the purchase price was related to an increase in identifiable assets of $54, an increase in deferred tax liabilities of $27, with a decrease in the working capital adjustment of $321, resulting in a decrease in goodwill of $348.

The composition of the purchase price is as follows:

Cash	$12,085
Common stock	3,141
Deferred cash payments, as discounted	628
Total purchase consideration	$15,854

The Company incurred $200 in transaction costs related to the acquisition, which primarily consisted of legal and accounting expenses. The acquisition-related expenses were recorded within general and administrative expense on the consolidated statements of operations.

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Cash	$2,604
Accounts receivable	10,855
Other current assets	1,337
Equity investment	2,450
Fixed assets	108
Digital content	355
Advertiser relationships	6,202
Trade names	2,261
Goodwill	2,587
Accounts payable	(7,416)
Accrued expenses and other	(2,440)
Unearned revenue	(1,203)
Other long-term liabilities	(543)
Deferred tax liabilities	(1,303)
Net assets acquired	$15,854

The Company utilized an independent appraisal firm to assist in the determination of the fair values of the assets acquired and liabilities assumed, which required certain significant management assumptions and estimates. The fair value of the digital content was determined using a cost approach. The fair values of the advertiser relationships were determined by projecting the acquired entity’s cash flows, deducting notional contributory asset charges on supporting assets (working capital, tangible assets, trade names, and the assembled workforce) to compute the excess cash flows associated with the advertiser relationships. The fair values of the trade names were determined by projecting revenue associated with each trade name and applying a royalty rate to compute the amount of the royalty payments the company is relieved from paying due to its ownership of the trade names. The estimated weighted average useful life is two years (2.00 years) for digital content, eight point seventy-five years (8.75 years) for advertiser relationships, and fourteen point five years (14.50 years) for trade names.

The excess purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents goodwill from the acquisition. Goodwill is recorded as a non-current asset that is not amortized but is subject to an annual review for impairment. No portion of the goodwill related to the acquisition will be deductible for tax purposes.

Supplemental Pro Forma Information

The following table summarizes the results of continuing operations of the Parade acquisition from the acquisition date included in the consolidated results of continuing operations and the unaudited pro forma results of continuing operations of the combined entity had the date of the acquisition been January 1, 2022:

Year Ended December 31, 2022
Parade continuing operations from acquisition date of April 1, 2022 (unaudited):
Revenue	$40,071
Net loss	(2,494)
Combined entity continuing operations supplemental pro forma information had the acquisition date been January 1, 2022 (unaudited):
Revenue:
Parade	$55,981
Arena	207,681
Total continuing operations supplemental pro forma revenue	$263,662
Net loss:
Parade	$(3,070)
Arena	(67,788)
Adjustments	(1,940)
Total continuing operations supplemental pro forma net loss	$(72,798)

The information presented above is for illustrative purposes only and is not necessarily indicative of results that would have been achieved if the acquisition had occurred at the beginning of the Company’s reporting period and does not reflect the discontinued operations of Parade Print that was acquired on April 1, 2022 (as part of the Parade acquisition).

The adjustments for the year ended December 31, 2022 of ($1,940), represents adjustments: (1) to record depreciation and amortization expense related to the fixed and intangible assets acquired from the acquisition of ($864); (2) to reverse the nonrecurring transaction cost related to the acquisition of $200; and (3) to reverse the deferred tax benefit related to the acquisition of ($1,276).

Buffalo Groupe, LLC – On September 27, 2022, the Company entered into an asset purchase agreement with Buffalo Groupe, LLC, doing business as Morning Read, where it purchased certain intellectual properties, certain assumed contracts, and other certain rights related to the intellectual properties (collectively, the “Morning Read Purchased Assets”) and assumed certain liabilities related to the Morning Read Purchased Assets. The purchase consideration consisted of a cash payment of $850 at closing.

The Company accounted for the acquisition as an asset acquisition in accordance with ASC 805-50, as substantially all of the fair value of the gross assets acquired by the Company is concentrated in a group of similar identifiable assets.

The purchase consideration totaled $850, which was assigned to the brand name acquired on the closing date of the acquisition. The useful life for the brand name is ten years (10.0 years).

A360 Media, LLC – On December 15, 2022 (the closing date), pursuant to an asset purchase agreement entered into December 7, 2022, the Company acquired certain assets and liabilities from Weider Publications, a subsidiary of A360 Media, LLC (or Men’s Journal) related to the digital media operations of Men’s Journal and other men’s active lifestyle brands. The Company paid $25,000 in cash for the acquisition consisting of: (i) $23,000 paid at closing; (ii) $1,000 deposited into an escrow account to be released in accordance with the terms of the agreement, subject to adjustments for any indemnification payments; and (iii) $1,000 paid in November 2022. The Company also assumed certain liabilities consisting of: (i) $2,676 an assumed lease obligation, as discounted (representing $3,189 in deferred payments over twenty-seven months (27) for the assumption of a lease obligation); and (ii) $4,078 in deferred revenue obligations to deliver certain publications to the subscribers of Men’s Journal ($3,941 in unearned revenue after consideration of an estimated subscription refund liability of $137). In accordance with the practical expedients under ASU 2021-08, the Company has elected to apply (i) the practical expedient to the modification of the subscriber contracts at the acquisition date to determine the performance obligations and transaction price; and (ii) to use the estimated selling price of a subscriber contract as the standalone selling price of the replacement magazine based on the number of magazines expected to be delivered to the Men’s Journal subscribers to satisfy the performance obligations. The agreement contains customary representations, warranties and covenants. Men’s Journal operates in the United States.

The Company accounted for the asset acquisition as a business combination in accordance with ASC 805 since the acquisition met the definition of a business under the applicable guidance.

The Company incurred $283 in transaction costs related to the acquisition, which primarily consisted of legal and accounting expenses. The acquisition-related expenses were recorded within general and administrative expense on the consolidated statements of operations.

In connection with the acquisition of Men’s Journal, the Company received a final valuation report during the quarterly period ended September 30, 2023 from a third party valuation firm after the preliminary purchase price was determined. After considering the results of the final valuation report, the Company estimated that the purchase consideration increased by $1,246 as a result of an increase in the fair value of the assumed lease obligation with an offset recorded to goodwill (see Note 11).

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Lease deposit receivable	$420
Advertiser relationships	6,860
Brand names	6,090
Goodwill	18,384
Unearned revenue	(3,941)
Subscription refund liability	(137)
Assumed lease obligation	(2,676)
Net assets acquired	$25,000

The Company utilized an independent appraisal firm to assist in the determination of the fair values of the assets acquired and liabilities assumed, which required certain significant management assumptions and estimates. The fair value of the advertiser relationships were determined by applying the multi-period earnings method of the income approach and the fair values of the brand names were determined by applying the relief-from-royalty method. The estimated weighted average useful life is twelve and one-half years (12.5 years) for the advertiser relationships and eleven years (11.0 years) for the brand names.

The excess-of purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents goodwill from the acquisition. Goodwill is recorded as a non-current asset that is not amortized but is subject to an annual review for impairment. The Company expects $12,299 of goodwill to be deductible for tax purposes.

Supplemental Pro Forma Information

The pro forma disclosures have been deemed impracticable for this acquisition since after making reasonable efforts the Company is unable to accept assumptions made by Men’s Journal. The Company has determined, based on the information provided by Men’s Journal and made available to the Company, that the earnings from the prior periods could not be verified since the acquisition only included certain activities of Men’s Journal and financial statements were not available. In this regard, the Company: (1) made reasonable effort to obtain certain financial results of the certain activities but Men’s Journal was unable to apply the requirement; and (2) the presentation of the pro forma results and the assumptions made by management were unable be independently substantiated.

Bridge Media Networks L L C [Member]
Business Acquisition [Line Items]
Acquisitions

Note 2 – Acquisition

On August 31, 2022, the Company acquired TravelHost to begin to expand its media offerings. The purchased assets include the TravelHost trade name and related intellectual property and a lease right of use asset and liability. Financial results for TravelHost have been included in the financial statements from the date of acquisition. The purchase price of TravelHost was approximately $1 million. The acquired assets of TravelHost were recorded at fair value, including $303 thousand to the trade name, valued using the relief from royalty method. The relief-from-royalty method requires forward looking estimates to determine fair value, including among other assumptions, forecasted revenue growth, and estimated royalty rate. The trade name was valued using a royalty rate of 2.5% and a discount rate of 12.5%. The acquisition resulted in $697 thousand of goodwill that represents the excess purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed and represents synergies expected to arise in the Company’s media offerings. The acquisition also resulted in recording of a right of use asset and lease liability in the amount of $33 thousand.

Bridge Media Networks, LLC

Notes to Financial Statements

December 31, 2023 and 2022